Related Party Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Thousands, shares in Millions				12 Months Ended
	Jun. 24, 2025	Mar. 20, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Rent Received				$ 6	$ 34
Description Of Share Consolidation		IsoEnergy completed a 4:1 common share consolidation
Amounts payable, related party transactions				$ 43	$ 43
IsoEnergy Ltd [Member]
Disclosure of transactions between related parties [line items]
Issue Of Ordinary Shares From Non Brokered Private Placement	1.2		2.5
Par value per share	$ 10		$ 2.5
Gross Proceeds From Issue Of Ordinary Shares	$ 12,000		$ 6,250
Description Of Share Consolidation		IsoEnergy completed a 1-for-4 share consolidation